Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest on borrowings	$ 20.1	$ 37.6
Interest on lease liabilities	28.8	32.3
Other	4.2	3.4
Total interest expense	53.1	73.3
Interest income on FVOCI investment debt securities	(2.8)	(2.5)
Other	(1.1)	(1.2)
Total interest income	(3.9)	(3.7)
Net interest expense	$ 49.2	$ 69.6